Long term loan (Schedule of Long term loan) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Long Term Loan Schedule Of Long Term Loan Details
2016	$ 3,000
2017	3,000
2018	3,000
2019	3,000
2020	1,500
Total	$ 13,500